Financial Instruments (Details 5) ₪ in Millions, $ in Millions	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Credit from banks and others (excluding current maturities)	₪ 585	$ 169	₪ 775
Other accounts payable	48		26
Non-current portion of non-current bonds issued	20,032	5,778	27,319
Non-current portion of non-current notes and debentures issued			296
Interest-bearing loans from financial institutions and others	4,625	$ 1,334	8,183
Other financial liabilities	765
Liquidity risk [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Credit from banks and others (excluding current maturities)	590		779
Trade payables	113		377
Other accounts payable	893		1,454
Non-current portion of non-current bonds issued	24,713		35,877
Non-current portion of non-current notes and debentures issued			649
Interest-bearing loans from financial institutions and others	5,224		9,915
Hedging financial derivatives, net	(513)		(474)
Other financial liabilities	1,025		1,087
Financial liabilities	32,045		49,664
Less than one year [Member] | Liquidity risk [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Credit from banks and others (excluding current maturities)	590		779
Trade payables	113		377
Other accounts payable	893		1,454
Non-current portion of non-current bonds issued	2,037		3,640
Non-current portion of non-current notes and debentures issued			320
Interest-bearing loans from financial institutions and others	200		684
Hedging financial derivatives, net	(67)		(22)
Other financial liabilities	86		160
Financial liabilities	3,852		7,392
2 to 3 years [Member] | Liquidity risk [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Credit from banks and others (excluding current maturities)
Trade payables
Other accounts payable
Non-current portion of non-current bonds issued	7,497		5,717
Non-current portion of non-current notes and debentures issued			171
Interest-bearing loans from financial institutions and others	2,668		4,169
Hedging financial derivatives, net	(67)		(67)
Other financial liabilities	88		117
Financial liabilities	10,186		10,107
4 to 5 years [Member] | Liquidity risk [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Credit from banks and others (excluding current maturities)
Trade payables
Other accounts payable
Non-current portion of non-current bonds issued	6,359		8,584
Non-current portion of non-current notes and debentures issued			158
Interest-bearing loans from financial institutions and others	1,317		2,414
Hedging financial derivatives, net	(108)		(65)
Other financial liabilities	26		27
Financial liabilities	7,594		11,118
Over 5 years [Member] | Liquidity risk [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Credit from banks and others (excluding current maturities)
Trade payables
Other accounts payable
Non-current portion of non-current bonds issued	8,820		17,936
Non-current portion of non-current notes and debentures issued
Interest-bearing loans from financial institutions and others	1,039		2,648
Hedging financial derivatives, net	(271)		(320)
Other financial liabilities	825		783
Financial liabilities	₪ 10,413		₪ 21,047